Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Interest and similar income	£ 5,972	£ 6,072	£ 5,905
Interest expense and similar charges	(2,677)	(2,466)	(2,102)
Net interest income	3,295	3,606	3,803
Fee and commission income	1,117	1,170	1,222
Fee and commission expense	(428)	(421)	(415)
Net fee and commission income	689	749	807
Net trading and other income	186	188	302
Total operating income	4,170	4,543	4,912
Operating expenses before credit impairment losses, provisions and charges	(2,526)	(2,563)	(2,502)
Credit impairment losses	(220)	(153)	(203)
Provisions for other liabilities and charges	(443)	(260)	(393)
Total operating credit impairment losses, provisions and charges	(663)	(413)	(596)
Profit before tax	981	1,567	1,814
Tax on profit	(272)	(403)	(514)
Profit after tax	709	1,164	1,300
Attributable to:
Equity holders of the parent	672	1,125	1,261
Non-controlling interests	37	39	39
Profit after tax	£ 709	£ 1,164	£ 1,300